DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended								9 Months Ended	12 Months Ended
	Feb. 25, 2020	Dec. 31, 2021	Nov. 30, 2021	Sep. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Jun. 30, 2020
Product Information [Line Items]
Common stock, shares authorized		750,000,000									750,000,000	150,000,000
Number of shares issued and sold											3,435,000
Debt instrument, convertible, conversion price		$ 0.07									$ 0.07
Warrants to purchase common stock		53,314,424									53,314,424
Stock issued during period											$ 420,302
Warrants issuance cost											$ 2,023,552
Common Stock, Par or Stated Value Per Share		$ 0.01				$ 0.20					$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock											$ 420,293
Convertible Debt		$ 1,000,000									1,000,000
Debt Instrument, Face Amount		$ 250,000	$ 250,000								$ 250,000
Debt instrument, interest rate, stated percentage		12.00%									12.00%
Equity method ownership corporate joint venture ercentage		35.00%									35.00%
Proceeds from Convertible Debt		$ 1,250,000	$ 1,250,000								$ 307,500
Convertible preferred stock, par value		$ 0.01	$ 0.01								$ 0.01	$ 0.01
Net Income (Loss) Attributable to Parent											$ (9,391,042)	$ (9,502,602)
Working capital deficit		$ 14,800,000									14,800,000
Business Combination, Contingent Consideration, Liability		$ 2,600,000									2,600,000
Net Cash Provided by (Used in) Operating Activities											4,434,465	2,812,001
Proceeds from Issuance of Private Placement											$ 1,545,052	2,929,056
Warrant term		1 year 11 months 19 days									1 year 11 months 19 days
Service revenue												1,740,855
Investor [Member]
Product Information [Line Items]
Stock issued during period						$ 10,000
Investor [Member]
Product Information [Line Items]
Debt Instrument, Maturity Date						Mar. 31, 2022
Bridge Financiers [Member]
Product Information [Line Items]
Proceeds from Issuance of Private Placement											700,000
Autotelic Inc [Member]
Product Information [Line Items]
Proceeds from Issuance of Private Placement											$ 300,000
Warrant [Member]
Product Information [Line Items]
Warrants to purchase common stock								100,000	100,000	100,000
Oncotelic Warrant [Member]
Product Information [Line Items]
Warrants to purchase common stock						20,000,000.0
Oncotelic Warrant [Member] | Investor [Member]
Product Information [Line Items]
Warrants to purchase common stock						200,000
Edgepoint Common Stock [Member] | Warrant [Member]
Product Information [Line Items]
Warrants to purchase common stock		50,000						50,000	50,000	50,000	50,000
Warrant exercise price per share		$ 1.00						$ 1.00	$ 1.00	$ 1.00	$ 1.00
Edgepoint Common Stock [Member] | Oncotelic Warrant [Member]
Product Information [Line Items]
Warrants to purchase common stock						50,000		50,000	50,000	50,000
Warrant exercise price per share		0.20									0.20
Warrants and Rights Outstanding						$ 10,000
Mateon Common Stock [Member] | Warrant [Member]
Product Information [Line Items]
Warrant exercise price per share		$ 0.20									$ 0.20
Warrant term		3 years									3 years
Convertible Promissory Note [Member] | Edgepoint Common Stock [Member]
Product Information [Line Items]
Debt instrument, convertible, conversion price								$ 1.00	$ 1.00	$ 1.00
Convertible Promissory Note [Member] | Edgepoint Common Stock [Member] | Maximum [Member]
Product Information [Line Items]
Conversion of debt, shares								25,000	25,000
Convertible Promissory Note [Member] | Mateon Common Stock [Member]
Product Information [Line Items]
Debt instrument, convertible, conversion price								$ 0.18	$ 0.18	$ 0.18
One Convertible Promissory Note [Member] | Edgepoint Common Stock [Member]
Product Information [Line Items]
Debt instrument, convertible, conversion price		$ 0.18									$ 0.18
One Convertible Promissory Note [Member] | Edgepoint Common Stock [Member] | Maximum [Member]
Product Information [Line Items]
Conversion of debt, shares											138,889
One Convertible Promissory Note [Member] | Mateon Common Stock [Member] | Maximum [Member]
Product Information [Line Items]
Conversion of debt, shares								138,889	138,889
2015 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											20,000,000
Common Stock, Capital Shares Reserved for Future Issuance		27,250,000									27,250,000
2015 Equity Incentive Plan [Member] | Maximum [Member]
Product Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											20,000,000
Paycheck Protection Plan [Member]
Product Information [Line Items]
Proceeds from Issuance of Private Placement											$ 100,000
Golden Mountain Partners LLC [Member]
Product Information [Line Items]
Proceeds from Convertible Debt					$ 1,500,000
Edgepoint AI, Inc [Member]
Product Information [Line Items]
Stock issued during period						$ 50,000
Common Stock, Par or Stated Value Per Share						$ 1.00
JH Darbie & Co Inc [Member]
Product Information [Line Items]
Number of shares issued and sold											10
Warrants and Rights Outstanding						$ 2,190,127		$ 467,637		$ 467,637
Proceeds from Convertible Debt											$ 1,250,000
Proceeds from Issuance of Private Placement										$ 5,000,000
Payment of direct placement fees											700,000
Placement agent fees											$ 650,000
Warrant term		5 years									5 years
JH Darbie & Co Inc [Member] | Oncotelic Warrant [Member]
Product Information [Line Items]
Warrants to purchase common stock						2,000,000.0
JH Darbie & Co Inc [Member] | Maximum [Member]
Product Information [Line Items]
Number of shares issued and sold	100
JH Darbie & Co Inc [Member] | Minimum [Member]
Product Information [Line Items]
Number of shares issued and sold	40
PointR [Member]
Product Information [Line Items]
Net Cash Provided by (Used in) Operating Activities											$ 4,300,000
GMP and autotelic BIO [Member]
Product Information [Line Items]
Service revenue											0	1,700,000
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Product Information [Line Items]
Payment for services											1,200,000
Debt financing														$ 2,000,000
Subscription Agreements [Member]
Product Information [Line Items]
Number of shares issued										100
Convertible Debt		$ 2,462,299									$ 2,462,299	$ 1,011,578
Subscription Agreements [Member] | Edgepoint AI, Inc [Member]
Product Information [Line Items]
Number of shares issued and sold								100	100
Number of shares issued								25,000	25,000		25,000
Stock value, price per share		$ 1.00						$ 1.00	$ 1.00	$ 1.00	$ 1.00
Stock issued during period						$ 50,000
Subscription Agreements [Member] | JH Darbie & Co Inc [Member]
Product Information [Line Items]
Proceeds from Issuance of Common Stock										$ 5,000,000
Equity Purchase Agreement [Member]
Product Information [Line Items]
Stock issued during period							$ 3,400,000
Proceeds from Issuance of Common Stock							420,000
Proceeds from Issuance of Private Placement											$ 400,000
Equity Purchase Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Product Information [Line Items]
Stock issued during period							$ 10,000,000.0
Common Stock, Par or Stated Value Per Share							$ 0.01
Geneva Agreement [Member]
Product Information [Line Items]
Convertible Debt						103,750	$ 203,750
Proceeds from Issuance of Private Placement											300,000
Geneva Agreement [Member] | Maximum [Member]
Product Information [Line Items]
Convertible Debt						$ 1,200,000
Note Purchase Agreements [Member] | Autotelic Inc [Member]
Product Information [Line Items]
Debt instrument, convertible, conversion price					$ 0.18
Common Stock, Par or Stated Value Per Share					$ 0.01
Debt Instrument, Face Amount					$ 698,500
Debt instrument, interest rate, stated percentage					5.00%
Debt Instrument, Maturity Date, Description					The Company may prepay the Notes at any time. Events of Default under the Notes include, without limitation, (i) failure to make payments under the Notes within thirty (30) days of the Maturity Date, (ii) breaches of the Note Purchase Agreement or Notes by the Company which is not cured within thirty (30) days of notice of the breach, (iii) bankruptcy, or (iv) a change in control of the Company (as defined in the Note Purchase Agreements). The Majority Holders have the right, at any time not more than five days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Notes
Unsecured Convertible Note Purchase Agreement [Member]
Product Information [Line Items]
Debt Instrument, Face Amount				$ 1,500,000
Debt instrument, interest rate, stated percentage				2.00%
Unsecured Covertible Note Purchase Agreement [Member]
Product Information [Line Items]
Convertible Debt													$ 500,000
Debt instrument, interest rate, stated percentage													2.00%
License Agreement [Member]
Product Information [Line Items]
Milestone payment				$ 50,000,000
Royalties percent				15.00%
Since Inception Date [Member]
Product Information [Line Items]
Net Income (Loss) Attributable to Parent											31,000,000.0
Point R merger agreement [Member]
Product Information [Line Items]
Working capital deficit		$ 1,300,000									1,300,000
Note agreement [Member]
Product Information [Line Items]
Proceeds from Issuance of Private Placement											$ 2,000,000